Fees Summary	Aug. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,550,000
Previously Paid Amount	0
Total Fee Amount	2,837.96
Total Offset Amount	0
Net Fee	$ 2,837.96
Offset Table N/A	N/A